Shareholders' Equity - Changes in Number of Issued Shares of Common Stock and Common Stock Held by SMFG or its Subsidiaries (Detail) - shares	Sep. 30, 2023	Mar. 31, 2023
Common stock [member]
Disclosure of classes of share capital [line items]
Number of shares	1,337,529,084	1,374,691,194
Treasury stock [member]
Disclosure of classes of share capital [line items]
Number of shares	3,455,590	30,070,650